Formation Transactions and Initial Public Offering	12 Months Ended
Dec. 31, 2020
Formation Transactions and Initial Public Offering
Formation Transactions and Initial Public Offering

3) Formation Transactions and Initial Public Offering

During April 2013, the following transactions occurred in connection with KNOT’s transfer of the interests in KNOT Shuttle Tankers AS and the subsequent IPO:

Capital Contribution

(i)	KNOT contributed to the Partnership’s subsidiary KNOT Offshore Partners UK LLC (“KNOT UK”) its 100% interest in KNOT Shuttle Tankers AS, which directly or indirectly owned (1) Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen , (2) Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. This was accounted for as a capital contribution by KNOT to the Partnership.

Recapitalization of the Partnership

(ii)	The Partnership issued to KNOT 8,567,500 subordinated units, representing a 49.0% limited partner interest in the Partnership, and 100% of the incentive distribution rights (“IDRs”), which entitle KNOT to increasing percentages of the cash the Partnership distributes in excess of $0.43125 per unit per quarter.
(iii)	The Partnership issued 349,694 general partner units to the General Partner representing a 2.0% general partner interest in the Partnership.

Initial Public Offering

(iv)	In connection with the IPO, the Partnership issued and sold to the public, through the underwriters, 8,567,500 common units (including 1,117,500 common units sold pursuant to the full exercise of the underwriters’ option to purchase additional units), representing a 49.0% limited partner interest in the Partnership. The price per common unit in the IPO was $21.00. The Partnership received gross proceeds of approximately $179.9 million in connection with the IPO. Expenses relating to the IPO, including, among other things, incremental costs directly attributable to the IPO, were deferred and charged against the gross proceeds of the IPO, whereas other costs were expensed as incurred. The net proceeds of the IPO (approximately $160.7 million, after deducting underwriting discounts, commissions and structuring fees and offering expenses payable by the Partnership) were used by the Partnership to make a cash distribution to KNOT of approximately $21.95 million (which equals net proceeds from the underwriters’ option exercised in full after deducting the underwriting discounts and commissions), to repay approximately $118.9 million of outstanding debt and pre-fund approximately $3.0 million of the Partnership’s one-time entrance tax into the Norwegian tonnage tax regime. The remainder of the net proceeds was made available for general partnership purposes.

Agreements

In connection with the IPO, at or prior to the closing of the IPO, the Partnership entered into several agreements, including:

●	An Administrative Services Agreement with KNOT UK, pursuant to which:
●	KNOT UK agreed to provide to the Partnership administrative services; and
●	KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to Knutsen OAS (UK) Ltd. (“KOAS UK”) and Knutsen OAS Shipping AS (“KOAS”), both wholly owned subsidiaries of TS Shipping Invest AS (“TSSI”);
●	Amended Technical Management Agreements with KNOT Management AS (“KNOT Management”), a wholly owned subsidiary of KNOT, that govern the crew, technical and commercial management of the vessels in the fleet;
●	A Contribution and Sale Agreement with KNOT pursuant to which the Partnership acquired the entities that comprised its initial fleet;
●	Amendments to certain of the Partnership’s existing vessel financing agreements to permit the transactions pursuant to which the Partnership acquired its initial fleet in connection with the IPO and to include a $20.0 million revolving credit facility; and
●	An Omnibus Agreement with KNOT, the General Partner and the other parties thereto governing, among other things:
●	To what extent the Partnership and KNOT may compete with each other;
●	The Partnership’s option to purchase the Carmen Knutsen, the Hilda Knutsen , the Torill Knutsen , the Ingrid Knutsen and the Raquel Knutsen from KNOT;
●	Certain rights of first offer on shuttle tankers operating under charters of five or more years;
●	The provision of certain indemnities to the Partnership by KNOT; and
●	KNOT’s guarantee of the payment of the hire rate under the existing Bodil Knutsen and Windsor Knutsen charters for a period of five years following the closing date of the IPO.